Condensed Consolidating Financial Statements (Details 2) (USD $) In Millions, unless otherwise specified	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 2,908	$ 4,917	$ 2,843	$ 2,328
Receivables, less allowances	5,460	5,044
Spare parts, supplies, fuel, prepaid expenses and other, less allowances	793	780
Deferred income taxes	522	533
Total current assets	9,683	11,274
PROPERTY AND EQUIPMENT, AT COST	40,691	38,109
Less accumulated depreciation and amortization	21,141	19,625
Net property and equipment	19,550	18,484
GOODWILL	2,790	2,755	2,387
Other assets	1,047	1,054
ASSETS	33,070	33,567
CURRENT LIABILITIES
Current portion of long-term debt	1	251
Accrued salaries and employee benefits	1,277	1,688
Accounts payable	1,971	1,879
Accrued expenses	2,063	1,932
Total current liabilities	5,312	5,750
LONG-TERM DEBT, LESS CURRENT PORTION	4,736	2,739
OTHER LONG-TERM LIABILITIES
Deferred income taxes	2,114	1,652
Other liabilities	5,631	6,028
Total other long-term liabilities	7,745	7,680
STOCKHOLDERS' INVESTMENT	15,277	17,398	14,727	15,220
LIABILITIES AND STOCKHOLDERS' INVESTMENT	33,070	33,567
Parent Company [Member]
CURRENT ASSETS
Cash and cash equivalents	1,756	3,892	1,906	1,589
Receivables, less allowances	2
Spare parts, supplies, fuel, prepaid expenses and other, less allowances	59	45
Total current assets	1,817	3,937
PROPERTY AND EQUIPMENT, AT COST	28	27
Less accumulated depreciation and amortization	22	21
Net property and equipment	6	6
INVESTMENT IN SUBSIDIARIES	20,785	18,739
Other assets	2,088	2,187
ASSETS	24,696	24,869
CURRENT LIABILITIES
Current portion of long-term debt		250
Accrued salaries and employee benefits	55	82
Accounts payable	2	4
Accrued expenses	405	355
Total current liabilities	462	691
LONG-TERM DEBT, LESS CURRENT PORTION	4,487	2,489
INTERCOMPANY PAYABLE	2,323	1,642
OTHER LONG-TERM LIABILITIES
Other liabilities	2,147	2,649
Total other long-term liabilities	2,147	2,649
STOCKHOLDERS' INVESTMENT	15,277	17,398
LIABILITIES AND STOCKHOLDERS' INVESTMENT	24,696	24,869
Guarantor Subsidiaries [Member]
CURRENT ASSETS
Cash and cash equivalents	441	405	417	279
Receivables, less allowances	4,338	3,989
Spare parts, supplies, fuel, prepaid expenses and other, less allowances	674	681
Deferred income taxes	501	518
Total current assets	5,954	5,593
PROPERTY AND EQUIPMENT, AT COST	38,303	35,915
Less accumulated depreciation and amortization	19,899	18,469
Net property and equipment	18,404	17,446
INTERCOMPANY RECEIVABLE	1,058	439
GOODWILL	1,552	1,552
INVESTMENT IN SUBSIDIARIES	3,754	3,347
Other assets	747	822
ASSETS	31,469	29,199
CURRENT LIABILITIES
Current portion of long-term debt	1	1
Accrued salaries and employee benefits	1,042	1,402
Accounts payable	1,530	1,392
Accrued expenses	1,444	1,366
Total current liabilities	4,017	4,161
LONG-TERM DEBT, LESS CURRENT PORTION	249	250
OTHER LONG-TERM LIABILITIES
Deferred income taxes	4,059	3,798
Other liabilities	3,230	3,133
Total other long-term liabilities	7,289	6,931
STOCKHOLDERS' INVESTMENT	19,914	17,857
LIABILITIES AND STOCKHOLDERS' INVESTMENT	31,469	29,199
Non Guarantor Subsidiaries [Member]
CURRENT ASSETS
Cash and cash equivalents	861	717	636	546
Receivables, less allowances	1,151	1,084
Spare parts, supplies, fuel, prepaid expenses and other, less allowances	60	54
Deferred income taxes	21	15
Total current assets	2,093	1,870
PROPERTY AND EQUIPMENT, AT COST	2,360	2,167
Less accumulated depreciation and amortization	1,220	1,135
Net property and equipment	1,140	1,032
INTERCOMPANY RECEIVABLE	1,265	1,203
GOODWILL	1,238	1,203
Other assets	250	191
ASSETS	5,986	5,499
CURRENT LIABILITIES
Accrued salaries and employee benefits	180	204
Accounts payable	620	609
Accrued expenses	214	211
Total current liabilities	1,014	1,024
OTHER LONG-TERM LIABILITIES
Deferred income taxes	93
Other liabilities	254	246
Total other long-term liabilities	347	246
STOCKHOLDERS' INVESTMENT	4,625	4,229
LIABILITIES AND STOCKHOLDERS' INVESTMENT	5,986	5,499
Consolidation Eliminations [Member]
CURRENT ASSETS
Cash and cash equivalents	(150)	(97)	(116)	(86)
Receivables, less allowances	(31)	(29)
Total current assets	(181)	(126)
INTERCOMPANY RECEIVABLE	(2,323)	(1,642)
INVESTMENT IN SUBSIDIARIES	(24,539)	(22,086)
Other assets	(2,038)	(2,146)
ASSETS	(29,081)	(26,000)
CURRENT LIABILITIES
Accounts payable	(181)	(126)
Total current liabilities	(181)	(126)
INTERCOMPANY PAYABLE	(2,323)	(1,642)
OTHER LONG-TERM LIABILITIES
Deferred income taxes	(2,038)	(2,146)
Total other long-term liabilities	(2,038)	(2,146)
STOCKHOLDERS' INVESTMENT	(24,539)	(22,086)
LIABILITIES AND STOCKHOLDERS' INVESTMENT	$ (29,081)	$ (26,000)